Pension Plans and Other Postretirement Benefits - Change in Plan Assets (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at the beginning of the year	$ 624	$ 613
Actual return on plan assets	32	26
Employer contributions	46	25	$ 22
Benefit payments	(35)	(37)
Settlements	(667)	(3)
Fair value of plan assets at the end of the year		624	$ 613
Funded status	$ (131)	$ (220)